Commonwealth Australia/New Zealand Fund

SUMMARY

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)

Investment Objective
The investment objective of the Commonwealth Australia New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Australia/New Zealand Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commonwealth Australia/New Zealand Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Australia/New Zealand Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):		2.24%
Acquired Fund Fees and Expenses	[2]	0.01%
Net Expenses (as a percentage of Assets)		3.25%
[1]	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[2]	The term "Acquired Funds" refers to other investment companies in which the Australia/New Zealand Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund��s net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.

Example:

The following example is intended to help you compare the cost of investing in the Australia/New Zealand Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Australia/New Zealand Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Australia/New Zealand Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Australia/New Zealand Fund	328	1,001	1,698	3,549

Portfolio Turnover

The Australia/New Zealand Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Australia/New Zealand Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Australia/New Zealand Fund’s performance.  During the most recent fiscal year, the Australia/New Zealand Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Australia/New Zealand Fund invests at least 80% of its net assets in the securities of, and depositary receipts represented by, Australia and New Zealand issuers.  The Australia/New Zealand Fund considers an issuer to be an Australian or New Zealand issuer if:  (1) the issuer is organized under Australia or New Zealand law; (2) the securities of the issuer are listed on Australia or New Zealand stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Australia or New Zealand; or (4) the securities are issued by government entities of Australia or New Zealand.  The Australia/New Zealand Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in one of those countries’ currencies and securities of Australian/New Zealand issuers.  In addition, the Australia/New Zealand Fund may invest in depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s, BBB- or better by S&P, or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Fund. The Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies and industries and (ii) focus on companies with reasonable valuations.  FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Fund’s emphasis(es) on a given country or sector.  The Australia/New Zealand Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Australia/New Zealand Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

Foreign securities risks include, but are not limited to, differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  The Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed.  For instance, financial, economic or political instabilities that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Australia/New Zealand Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Australia/New Zealand Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Australia/New Zealand Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Australia/New Zealand Fund’s portfolio investments, and may affect the Australia/New Zealand Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Australia/New Zealand Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated information on the Australia/New Zealand Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Australia/New Zealand Fund Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart: Best Quarter26.04%, 3rd Quarter, 2009 Worst Quarter(20.83)%, 4th Quarter, 2008

Average Annual Total Return as of December 31, 2010 as compared to comparable indexes.

Average Annual Total Returns Commonwealth Australia/New Zealand Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.05%	4.58%	10.88%
Return After Taxes on Distribution	4.10%	2.41%	9.30%
Return After Taxes on Distribution and Sale of Fund Shares	3.25%	3.30%	9.23%
NZX 50 Index	9.95%	2.37%
New Zealand SmallCap Index	13.49%	5.94%	16.66%
Australian All Ordinaries Index	19.28%	13.41%	16.79%

            After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Australia/New Zealand Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Australia/New Zealand Fund since 1991.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page ____ of the prospectus.

Commonwealth Japan Fund

COMMONWEALTH JAPAN FUND (CNJFX)

Investment Objective
The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Japan Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Japan Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commonwealth Japan Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Japan Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):		3.31%
Acquired Fund Fees and Expenses	[2]	0.01%
Net Expenses (as a percentage of Assets)		4.32%
[1]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[2]	The term "Acquired Funds" refers to other investment companies in which the Japan Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund��s net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Japan Fund��s financial statements.

Example:

The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Japan Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Japan Fund	433	1,309	2,197	4,470

Portfolio Turnover

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund’s performance.  During the most recent fiscal year, the Japan Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts represented by, Japanese issuers.  The Japan Fund considers an issuer to be a Japanese issuer if:  (1) the issuer is organized under Japan’s law; (2) the securities of the issuer are listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan.  The Japan Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in Yen and securities of Japanese issuers.  In addition, the Japan Fund may purchase depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or better by Standard & Poor’s Corporation (“S&P”), or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Fund.  The Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies and industries and (ii) focus on companies with reasonable valuations.  FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Fund’s emphasis(es) on a given sector.  The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Japan Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

Foreign securities risks include, but are not limited to, differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions.  This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities.  Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  The Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed.  For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Japan Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Japan Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Japan Fund.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Japan Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Japan Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Japan Fund’s portfolio investments, and may affect the Japan Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated information on the Japan Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Japan Fund Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart: Best Quarter 16.43%, 3rd Quarter, 2005 Worst Quarter (19.27)% 1st Quarter, 2009

Average Annual Total Return as of December 31, 2010 as compared to comparable index.

Average Annual Total Returns Commonwealth Japan Fund	1 Year	5 Years	10 Years
Return Before Taxes	12.12%	(5.51%)	(3.64%)
Return After Taxes on Distribution	12.12%	(5.93%)	(3.87%)
Return After Taxes on Distribution and Sale of Fund Shares	7.88%	(4.58%)	(2.99%)
Tokyo Stock Price Index	13.87%	(3.26%)	1.04%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Japan Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Japan Fund since 1997.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Japan Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Japan Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Japan Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page ____ of the prospectus.

Commonwealth Global Fund

COMMONWEALTH GLOBAL FUND (CNGLX)

Investment Objective
The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commonwealth Global Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Global Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):		2.03%
Acquired Fund Fees and Expenses	[2]	none
Net Expenses (as a percentage of Assets)		3.03%
[1]	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[2]	The term "Acquired Funds" refers to other investment companies in which the Global Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.

Example:

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Global Fund	306	936	1,591	3,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance.  During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Global Fund invests primarily in U.S. and foreign equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities. Although the Global Fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies.  In addition to buying equity and debt securities, the Global Fund may invest in depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers.  The Global Fund considers an issuer to be a foreign issuer if:  (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued by government entities other than the United States.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s, BBB- or better by S&P, or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Global Fund. The Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) generally focus on countries with developed economies. FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Global Fund, or in the course of adjusting the Global Fund’s emphasis(es) on a given country or sector.  The Global Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Global Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

Foreign securities risks include, but are not limited to, differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Global Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Global Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Global Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Global Fund’s portfolio investments, and may affect the Global Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  Updated information on the Global Fund’s results can be obtained by visiting www.commonwealthfunds.com.

GLOBAL FUND Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart: Best Quarter21.24%, 2nd Quarter, 2009 Worst Quarter(26.79)%, 4th Quarter, 2008
Average Annual Total Return as of December 31, 2010 as compared to comparable index.
Average Annual Total Returns Commonwealth Global Fund	1 Year	5 Years	Since Inception
Return Before Taxes	7.55%	3.19%	8.31%
Return After Taxes on Distribution	7.55%	2.84%	7.94%
Return After Taxes on Distribution and Sale of Fund Shares	4.91%	2.75%	7.28%
MSCI World Index	12.34%	2.99%	8.28%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Global Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Global Fund since 2002.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Global Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Global Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Global Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page __ of the prospectus.

COMMONWEALTH REAL ESTATE SECURITIES FUND

COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

Investment Objective
The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Securities Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	COMMONWEALTH REAL ESTATE SECURITIES FUND
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		COMMONWEALTH REAL ESTATE SECURITIES FUND
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):		2.22%
Acquired Fund Fees and Expenses	[2]	0.07%
Net Expenses (as a percentage of Assets)		3.29%
[1]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[2]	The term "Acquired Funds" refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds (but excluding REITs) that have their own expenses. These fees and expenses are not used to calculate the Fund��s net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.

Example

The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
COMMONWEALTH REAL ESTATE SECURITIES FUND	332	1,013	1,717	3,585

Portfolio Turnover

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund’s performance.  During the most recent fiscal year, the Real Estate Securities Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities.  Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market).  The Real Estate Securities Fund invests primarily in equity securities, without regard to capitalization, including common stock and preferred stock and securities convertible into common stock, and debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries.  In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s, BBB- or better by S&P, or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Real Estate Securities Fund. The Real Estate Securities Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies and industries and (ii) focus on companies with reasonable valuations.  FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund’s emphasis(es) on a given sector. The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Real Estate Securities Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Real Estate Securities Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Real Estate Securities Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Real Estate Securities Fund.

The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund.  The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Real Estate Securities Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Real Estate Securities Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Real Estate Securities Fund’s portfolio investments, and may affect the Real Estate Securities Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Real Estate Securities Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  Updated information on the Real Estate Securities Fund’s results can be obtained by visiting www.commonwealthfunds.com.

REAL ESTATE SECURITIES FUND Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart: Best Quarter23.12%, 2nd Quarter, 2009 Worst Quarter(28.77)%, 4th Quarter, 2008
Average Annual Total Return as of December 31, 2010 as compared to comparable index.
Average Annual Total Returns COMMONWEALTH REAL ESTATE SECURITIES FUND	1 Year	5 Years	Since Inception
Return Before Taxes	15.97%	(0.80%)	2.52%
Return After Taxes on Distribution	15.97%	(1.10%)	2.26%
Return After Taxes on Distribution and Sale of Fund Shares	10.38%	(0.66%)	2.18%
MSCI US REIT Index	28.48%	2.99%	7.98%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Real Estate Securities Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Real Estate Securities Fund since 2002.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page __ of the prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2011
Registrant Name	dei_EntityRegistrantName	COMMONWEALTH INTERNATIONAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000793601
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Commonwealth Australia/New Zealand Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNZLX
Risk/Return [Heading]	rr_RiskReturnHeading

SUMMARY

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Australia New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Australia/New Zealand Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Australia/New Zealand Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Australia/New Zealand Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Australia/New Zealand Fund’s performance.  During the most recent fiscal year, the Australia/New Zealand Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Australia/New Zealand Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Australia/New Zealand Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Australia/New Zealand Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Australia/New Zealand Fund invests at least 80% of its net assets in the securities of, and depositary receipts represented by, Australia and New Zealand issuers.  The Australia/New Zealand Fund considers an issuer to be an Australian or New Zealand issuer if:  (1) the issuer is organized under Australia or New Zealand law; (2) the securities of the issuer are listed on Australia or New Zealand stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Australia or New Zealand; or (4) the securities are issued by government entities of Australia or New Zealand.  The Australia/New Zealand Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in one of those countries’ currencies and securities of Australian/New Zealand issuers.  In addition, the Australia/New Zealand Fund may invest in depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s, BBB- or better by S&P, or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Fund. The Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies and industries and (ii) focus on companies with reasonable valuations.  FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Fund’s emphasis(es) on a given country or sector.  The Australia/New Zealand Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Australia/New Zealand Fund’s portfolio securities are evaluated on their long-term prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

Foreign securities risks include, but are not limited to, differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  The Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed.  For instance, financial, economic or political instabilities that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Australia/New Zealand Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Australia/New Zealand Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Australia/New Zealand Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Australia/New Zealand Fund’s portfolio investments, and may affect the Australia/New Zealand Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Australia/New Zealand Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated information on the Australia/New Zealand Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Bar Chart [Heading]	rr_BarChartHeading	Australia/New Zealand Fund Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart: Best Quarter26.04%, 3rd Quarter, 2009 Worst Quarter(20.83)%, 4th Quarter, 2008
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return as of December 31, 2010 as compared to comparable indexes.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

            After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Australia/New Zealand Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Australia/New Zealand Fund since 1991.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Australia/New Zealand Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page ____ of the prospectus.

Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,549
Annual Return 2001	rr_AnnualReturn2001	7.59%
Annual Return 2002	rr_AnnualReturn2002	21.61%
Annual Return 2003	rr_AnnualReturn2003	39.64%
Annual Return 2004	rr_AnnualReturn2004	19.54%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	24.26%
Annual Return 2007	rr_AnnualReturn2007	15.12%
Annual Return 2008	rr_AnnualReturn2008	(39.48%)
Annual Return 2009	rr_AnnualReturn2009	38.91%
Annual Return 2010	rr_AnnualReturn2010	4.05%
Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	9.30%
Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	10.88%
Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis | NZX 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	2.37%
Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	9.23%
Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis | New Zealand SmallCap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	16.66%
Commonwealth Australia/New Zealand Fund | rr_ProspectusShareClassAxis | Australian All Ordinaries Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.28%
5 Years	rr_AverageAnnualReturnYear05	13.41%
10 Years	rr_AverageAnnualReturnYear10	16.79%
Commonwealth Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNJFX
Risk/Return [Heading]	rr_RiskReturnHeading

COMMONWEALTH JAPAN FUND (CNJFX)

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Japan Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Japan Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund’s performance.  During the most recent fiscal year, the Japan Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Japan Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts represented by, Japanese issuers.  The Japan Fund considers an issuer to be a Japanese issuer if:  (1) the issuer is organized under Japan’s law; (2) the securities of the issuer are listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan.  The Japan Fund invests primarily in equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities denominated in Yen and securities of Japanese issuers.  In addition, the Japan Fund may purchase depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or better by Standard & Poor’s Corporation (“S&P”), or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Fund.  The Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies and industries and (ii) focus on companies with reasonable valuations.  FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Fund’s emphasis(es) on a given sector.  The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Japan Fund’s portfolio securities are evaluated on their long-term prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

Foreign securities risks include, but are not limited to, differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions.  This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities.  Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  The Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed.  For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Japan Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Japan Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Japan Fund.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Japan Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Japan Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Japan Fund’s portfolio investments, and may affect the Japan Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  Updated information on the Japan Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Bar Chart [Heading]	rr_BarChartHeading	Japan Fund Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart: Best Quarter 16.43%, 3rd Quarter, 2005 Worst Quarter (19.27)% 1st Quarter, 2009
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return as of December 31, 2010 as compared to comparable index.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Japan Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Japan Fund since 1997.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Japan Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Japan Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Japan Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page ____ of the prospectus.

Commonwealth Japan Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	433
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,470
Annual Return 2001	rr_AnnualReturn2001	(24.95%)
Annual Return 2002	rr_AnnualReturn2002	(8.58%)
Annual Return 2003	rr_AnnualReturn2003	13.49%
Annual Return 2004	rr_AnnualReturn2004	(3.10%)
Annual Return 2005	rr_AnnualReturn2005	21.45%
Annual Return 2006	rr_AnnualReturn2006	(3.81%)
Annual Return 2007	rr_AnnualReturn2007	(5.03%)
Annual Return 2008	rr_AnnualReturn2008	(23.40%)
Annual Return 2009	rr_AnnualReturn2009	(4.00%)
Annual Return 2010	rr_AnnualReturn2010	12.12%
Commonwealth Japan Fund | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.12%
5 Years	rr_AverageAnnualReturnYear05	(5.93%)
10 Years	rr_AverageAnnualReturnYear10	(3.87%)
Commonwealth Japan Fund | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.12%
5 Years	rr_AverageAnnualReturnYear05	(5.51%)
10 Years	rr_AverageAnnualReturnYear10	(3.64%)
Commonwealth Japan Fund | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	(4.58%)
10 Years	rr_AverageAnnualReturnYear10	(2.99%)
Commonwealth Japan Fund | Tokyo Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	(3.26%)
10 Years	rr_AverageAnnualReturnYear10	1.04%
Commonwealth Global Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNGLX
Risk/Return [Heading]	rr_RiskReturnHeading

COMMONWEALTH GLOBAL FUND (CNGLX)

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance.  During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Fund invests primarily in U.S. and foreign equity securities, without regard to capitalization, including common and preferred stock and securities convertible into common stock, and debt securities. Although the Global Fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies.  In addition to buying equity and debt securities, the Global Fund may invest in depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers.  The Global Fund considers an issuer to be a foreign issuer if:  (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued by government entities other than the United States.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s, BBB- or better by S&P, or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Global Fund. The Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) generally focus on countries with developed economies. FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Global Fund, or in the course of adjusting the Global Fund’s emphasis(es) on a given country or sector.  The Global Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Global Fund’s portfolio securities are evaluated on their long-term prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

Foreign securities risks include, but are not limited to, differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Global Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Global Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Global Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Global Fund’s portfolio investments, and may affect the Global Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  Updated information on the Global Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart: Best Quarter21.24%, 2nd Quarter, 2009 Worst Quarter(26.79)%, 4th Quarter, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010 as compared to comparable index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Global Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Global Fund since 2002.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Global Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Global Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Global Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page __ of the prospectus.

Commonwealth Global Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,346
Annual Return 2003	rr_AnnualReturn2003	29.68%
Annual Return 2004	rr_AnnualReturn2004	19.14%
Annual Return 2005	rr_AnnualReturn2005	6.08%
Annual Return 2006	rr_AnnualReturn2006	16.99%
Annual Return 2007	rr_AnnualReturn2007	10.62%
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	43.29%
Annual Return 2010	rr_AnnualReturn2010	7.55%
Commonwealth Global Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Commonwealth Global Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Commonwealth Global Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Commonwealth Global Fund | rr_ProspectusShareClassAxis | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
COMMONWEALTH REAL ESTATE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNREX
Risk/Return [Heading]	rr_RiskReturnHeading

COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Securities Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund’s performance.  During the most recent fiscal year, the Real Estate Securities Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000.00 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities.  Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market).  The Real Estate Securities Fund invests primarily in equity securities, without regard to capitalization, including common stock and preferred stock and securities convertible into common stock, and debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries.  In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.

Pursuant to guidelines approved by the Board of Trustees, investments in debt securities may include obligations of governmental issuers, as well as obligations of other companies where such obligations are rated, at the time of purchase, Baa3 or better by Moody’s, BBB- or better by S&P, or obligations of comparable quality as determined by FCA Corp, the investment adviser to the Real Estate Securities Fund. The Real Estate Securities Fund’s investments in commercial paper must be rated at least A-2 by S&P or P-2 by Moody’s or of comparable quality as determined by FCA Corp. Convertible debt securities are treated as equity securities and therefore may not meet the foregoing ratings.

FCA Corp will attempt whenever possible to: (i) diversify among companies and industries and (ii) focus on companies with reasonable valuations.  FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund’s emphasis(es) on a given sector. The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Real Estate Securities Fund’s portfolio securities are evaluated on their long-term prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in various rated investment-grade securities, including securities rated Baa3 by Moody’s or BBB- by S&P.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade securities.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the security delivery takes place. The Real Estate Securities Fund’s when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets at the time of purchase absent unusual market conditions.

Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Should the Real Estate Securities Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Real Estate Securities Fund.

The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund.  The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Real Estate Securities Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Real Estate Securities Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Real Estate Securities Fund’s portfolio investments, and may affect the Real Estate Securities Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Real Estate Securities Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  Updated information on the Real Estate Securities Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Bar Chart [Heading]	rr_BarChartHeading	REAL ESTATE SECURITIES FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart: Best Quarter23.12%, 2nd Quarter, 2009 Worst Quarter(28.77)%, 4th Quarter, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010 as compared to comparable index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

FCA Corp is the investment adviser to the Real Estate Securities Fund.

Portfolio Managers

Robert W. Scharar, Lead Portfolio Manager, has managed the Real Estate Securities Fund since 2002.

Wesley Yuhnke, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2002.

Carlos Rubio, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2004.

Ronald Manning, Assistant Portfolio Manager, has managed the Real Estate Securities Fund since 2007.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information” and “Financial Intermediary Compensation” on page __ of the prospectus.

COMMONWEALTH REAL ESTATE SECURITIES FUND | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,585
Annual Return 2005	rr_AnnualReturn2005	5.50%
Annual Return 2006	rr_AnnualReturn2006	19.92%
Annual Return 2007	rr_AnnualReturn2007	(12.40%)
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	25.55%
Annual Return 2010	rr_AnnualReturn2010	15.97%
COMMONWEALTH REAL ESTATE SECURITIES FUND | rr_ProspectusShareClassAxis | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.97%
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
COMMONWEALTH REAL ESTATE SECURITIES FUND | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.97%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
COMMONWEALTH REAL ESTATE SECURITIES FUND | rr_ProspectusShareClassAxis | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
COMMONWEALTH REAL ESTATE SECURITIES FUND | rr_ProspectusShareClassAxis | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
[1]	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[2]	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[3]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[4]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund��s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2012.
[5]	The term "Acquired Funds" refers to other investment companies in which the Australia/New Zealand Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund��s net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[6]	The term "Acquired Funds" refers to other investment companies in which the Global Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[7]	The term "Acquired Funds" refers to other investment companies in which the Japan Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund��s net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Japan Fund��s financial statements.
[8]	The term "Acquired Funds" refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds (but excluding REITs) that have their own expenses. These fees and expenses are not used to calculate the Fund��s net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.